Stock Incentive Plan Compensation (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Allocated Share-based Compensation Expense	$ 1,936,000	$ 1,437,000
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Allocated Share-based Compensation Expense	143,000	191,000
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Allocated Share-based Compensation Expense	632,000	1,246,000
Severance Charge [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Allocated Share-based Compensation Expense	$ 1,161,000	$ 0